Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets, expense recognized on expected losses	R$ 120	R$ 1,127
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total loss, net of reversals	90	1,117
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total loss, net of reversals	R$ 30	R$ 10